Franklin Templeton Investments
                              One Franklin Parkway
                               San Mateo, CA 94403





August 6, 2001


Filed Via EDGAR (CIK #0000225375)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
           File Nos. 2-60470 and 811-2790

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 27, 2001.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.



/s/David P. Goss
David P. Goss
Asssociate General Counsel

DPG/ts

cc:   Brian E. Lorenz, Esq.